Notes Payable (Tables) (IMAC Regeneration Center of St Louis, LLC)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Schedule of Notes Payable

	December 31		June 30
	2017	2016	2018
			(unaudited)
On June 1, 2018, the Company entered into a note payable to The Edward S. Bredniak Trust in the amount of up to $2,000,000. An existing note payable with this entity with an outstanding balance of $379,676 has been combined into the new note payable. The note carries an interest rate of 10% per annum and all outstanding balances are due and payable at the closing of this offering. The proceeds of this note are being used to satisfy ongoing working capital needs, expenses related to the preparation and execution of the offering, equipment and construction costs related to new clinic locations, and potential acquisition expenses.	$414,084	$500,000	$379,676

Note payable to a financial institution in the amount of $200,000 dated November 15, 2017. The note requires 66 consecutive monthly installments of $2,652 including principal and interest at 5%, with a balloon payment of $60,000 on June 15, 2018. The note matures on May 15, 2023, and is secured by the personal guarantees of the Company’s members.	200,000	-	138,209

In January 2018, the Company commenced a private placement of up to $2 million of convertible notes, of which approximately $1.73 million has been subscribed as of March 6, 2018. The convertible notes accrue interest at 4%, and mature in January 2019. The notes may be converted to equity at or prior to maturity at a 20% discount to the per share price of a sale of equity securities. At the time of issuance of the convertible notes, the Company was unable to calculate the amount of a beneficial conversion (“BCF”) and related discount to be recorded until the occurrence of a Qualified Financing by the Company. Once the Qualified Financing has occurred, the Company will recognize the BCF and related interest charge associated with the discount, and the BCF will be classified as a liability if it meets the conditions for derivative treatment at the time of recognition.	-	-	1,530,000

In March 2018, the Company entered into a $1.2 million loan agreement with a financial institution to purchase real estate in Lexington, Kentucky for the development of an IMAC facility. The loan agreement is for 6-months and carries an interest rate 3.35%.	-	-	1,232,500

Note payable to a financial institution in the amount of $131,400 dated August 1, 2016. The note requires 120 monthly installments of $1,394 including principal and interest at 5%. The note matures on July 1, 2026, and is secured by a letter of credit.	-	-	111,019

Note payable to a financial institution in the amount of $200,000 dated May 4, 2016. The note requires 60 monthly installments of $3,881 including principal and interest at 4.25%. The note matures on May 4, 2021, and is secured by the equipment and personal guarantees of the Company’s members.	-	-	127,538

Note payable to an employee in the amount of $101,906 dated March 8, 2017. The note requires 5 annual installments of $23,350 including principal and interest at 5%. The note matures on December 31 2021, and is unsecured.	-	-	80,000

Note payable to a financial institution in the amount of $133,555 dated September 17, 2014. The note requires 60 monthly installments of $2,475 including principal and interest at 4.25%. The note matures on September 17, 2019.	-	-	36,055
	614,084	500,000	3,634,997
Less: current portion:	(157,932)	-	(2,936,986)
	$456,152	$500,000	$698,011

Schedule of Principal Maturities of Notes Payable

Principal maturities of notes payable are as follows at June 30, 2018:

Years Ending December 31,	Amount

2018 (six months)	$2,886,675
2019	451,112
2020	104,435
2021	80,986
2022	43,935
Thereafter	67,854
Total	$3,634,997

IMAC Regeneration Center of St. Louis, LLC [Member]
Schedule of Notes Payable

Notes payable consisted of the following at March 31, 2018 (unaudited) and December 31, 2017:

	2018	2017
	(unaudited)

Note payable to a financial institution in the amount of $131,400 dated August 1, 2016. The note requires 120 monthly installments of $1,394 including principal and interest at 5%. The note matures on July 1, 2026, and is secured by a letter of credit.	$113,789	$116,525

Note payable to a financial institution in the amount of $200,000 dated May 4, 2016. The note requires 60 monthly installments of $3,881 including principal and interest at 4.25%. The note matures on May 4, 2021, and is secured by the equipment and personal guarantees of the Company’s members.	137,755	147,863
	251,544	264,388
Less: current portion:	(52,814)	(52,236)
	$198,730	$212,152

	2017	2016

Note payable to a financial institution in the amount of $131,400 dated August 1, 2016. The note requires 120 monthly installments of $1,394 including principal and interest at 5%. The note matures on July 1, 2026, and is secured by a letter of credit.	$116,525	$127,134

Note payable to a financial institution in the amount of $200,000 dated May 4, 2016. The note requires 60 monthly installments of $3,881 including principal and interest at 4.25%. The note matures on May 4, 2021, and is secured by the equipment and personal guarantees of the Company’s members.	147,863	187,241
	264,388	314,375
Less: current portion:	(52,236)	(49,987)
	$212,152	$264,388

Schedule of Principal Maturities of Notes Payable

Principal maturities of notes payable at March 31, 2018 (unaudited) are as follows:

Years Ending December 31,	Amount

2018 (9 months)	$39,392
2019	54,587
2020	57,047
2021	32,143
2022	13,615
Thereafter	54,760
Total	$251,544

Principal maturities of notes payable at December 31, 2017 are as follows:

Years Ending December 31,	Amount

2018	$52,236
2019	54,587
2020	57,047
2021	32,143
2022	13,615
Thereafter	54,760
Total	$264,388